REVENUES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES
Revenue	¥ 4,511,062	$ 654,042	¥ 4,259,128	¥ 1,944,359
Online recruitment services to enterprise customers
REVENUES
Revenue	4,461,282	$ 646,825	4,219,026	1,927,178
Transferred over time | Online recruitment services to enterprise customers
REVENUES
Revenue	3,331,046		3,043,692	1,527,671
Transferred at point in time | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 1,130,236		¥ 1,175,334	¥ 399,507